RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Salaries, Benefits, And Consulting Fees	$ 289	$ 237	$ 869	$ 975
Share-based Payments	502	427	1,472	1,251
Total Key Management Personnel Compensation	$ 791	$ 664	$ 2,341	$ 2,226